Other Current assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Current assets
The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2010	2011
Inventories……………………………………………...	$2,836	$15,681
Deferred mobilization expenses…………………………	22,144	62,228
Prepayments and advances…………………………….	15,430	15,750
Other…………………………………………………...	7,178	10,569
	$47,588	$104,228